                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ________
         This Amendment (Check only one):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Claymore Advisors, LLC
Address: 2455 Corporate West Drive
         Lisle, IL 60532

Form 13F File Number:  28-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne S. Kochevar
Title:   Chief Compliance Officer
Phone:   630-505-3700

     /s/ Anne S. Kochevar            Lisle, Illinois         November 11, 2005
-----------------------------   -------------------------   --------------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-06700                   Dreman Value Management, LLC
28-04041                   Thompson, Siegel & Walmsley, Inc.
28-10986                   Madison Asset Management, LLC
28-05030                   Fiduciary Asset Management, LLC
28-05049                   Advent Capital Management, LLC
28-04895                   Analytic Investors, Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         144

Form 13F Information Value Total:               19,343.22

List of Other Included Managers:

NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F - INFORMATION TABLE                                           9/30/2005

Peroni SMA, Claymore/Peroni Equity Opportunity Fund and Claymore Core Equity
Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                       Market
                                           CUSIP       Value                                Investment    Other
Name of Issuer             Title of Class  Number    (x$1,000)    Amount & Type of Security Discretion  Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares or SH(Shares) or        Sole,
                                                               Princial  PRN(Principal Put/ Defined or
                                                                 Amount    Account)    Call   Other               Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
3M Co                            COM      88579Y101       1.25     17        SH                Sole                  17
Abbott Labs                      COM      2824100         1.23     29        SH                Sole                  29
ACCO BRANDS CORP                 COM      00081T108      53.52  1,897        SH                Sole                  67        1,830
AETNA INC                        COM      00817Y108      37.04    430        SH                Sole                 430
Air Prods & Chems Inc            COM      9158106         0.72     13        SH                Sole                  13
Alberto Culver Co                COM      13068101        0.40      9        SH                Sole                   9
ALCON INC                      COM SHS    H01301102      34.53    270        SH                Sole                 270
ALLIANT TECHSYSTEMS INC          COM      018804104     546.07  7,315        SH                Sole                 550        6,765
Allstate Corp.                   COM      20002101        1.33     24        SH                Sole                  24
Alltel Corp                      COM      20039103        1.17     18        SH                Sole                  18
Altria Group Inc.                COM      02209S103       1.33     18        SH                Sole                  18
AMERADA HESS CORP                COM      023551104      39.88    290        SH                Sole                 290
AMERICA MOVIL SA DE CV     SPON ADR L SHS 02364W105      42.38  1,610        SH                Sole               1,610
Amgen Inc                        COM      31162100        1.20     15        SH                Sole                  15
Amphenol Corp New                CLA      32095101        0.65     16        SH                Sole                  16
Anadarko Pete Corp               COM      32511107        1.05     11        SH                Sole                  11
ANSYS INC                        COM      03662Q105      36.57    950        SH                Sole                 950
APPLE COMPUTER INC               COM      037833100      38.06    710        SH                Sole                 710
APPLIED INDL TECHNOLOGIES
 IN                              COM      03820C105     487.43 13,585        SH                Sole               1,205       12,380
ATWOOD OCEANICS INC              COM      050095108     425.68  5,055        SH                Sole                 550        4,505
AVIALL INC NEW                   COM      05366B102     479.68 14,200        SH                Sole               1,210       12,990
Avon Prods Inc                   COM      54303102        1.32     49        SH                Sole                  49
Baker Hughes Inc.                COM      57224107        1.49     25        SH                Sole                  25
Bank of America
 Corporation                     COM      60505104        1.35     32        SH                Sole                  32
BANTA CORP                       COM      066821109     518.31 10,185        SH                Sole                 875        9,310
BB&T Corp.                       COM      54937107        1.33     34        SH                Sole                  34
Bear Stearns Cos Inc             COM      73902108        1.32     12        SH                Sole                  12
Biomet Inc                       COM      90613100        0.73     21        SH                Sole                  21
Biosite Inc                      COM      90945106        0.62     10        SH                Sole                  10
Brown Forman Corp                CLB      115637209       0.42      7        SH                Sole                   7
BURLINGTON RES INC               COM      122014103   1,195.00 14,695        SH                Sole                 730       13,965
CAMECO CORP                      COM      13321L108      30.50    570        SH                Sole                 570
Capital One Finl Corp            COM      14040H105       1.35     17        SH                Sole                  17
CATERPILLAR INC DEL              COM      149123101      35.60    606        SH                Sole                 606
CB RICHARD ELLIS GROUP INC       CLA      12497T101      38.87    790        SH                Sole                 790
Chicos FAS Inc.                  COM      168615102       0.88     24        SH                Sole                  24
CHUBB CORP.                      COM      171232101     658.19  7,350        SH                Sole                  85        7,265
CHURCH & DWIGHT INC              COM      171340102     552.99 14,970        SH                Sole               1,165       13,805
Cimarex Energy Co.               COM      171798101       0.36      8        SH                Sole                   8
Cisco Sys Inc                    COM      17275R102       1.26     70        SH                Sole                  70
CIT Group Inc.                   COM      125581108       1.31     29        SH                Sole                  29
Citigroup Inc.                   COM      172967101       1.32     29        SH                Sole                  29
Cognizant Technology
 Solutions Corp                  CLA      192446102       0.65     14        SH                Sole                  14
Community Health Systems
 Inc New                         COM      203668108       0.58     15        SH                Sole                  15
CONOCOPHILLIPS                   COM      20825C104     416.32  5,955        SH                Sole                 635        5,320
Costco Whsl Corp New             COM      22160K105       0.73     17        SH                Sole                  17
COVANCE INC                      COM      222816100     557.88 11,625        SH                Sole                 845       10,780
Cummins Inc                      COM      231021106       0.53      6        SH                Sole                   6
Dell Inc                         COM      24702R101       1.23     36        SH                Sole                  36
Disney Walt Co.              COM Disney   254687106       1.16     48        SH                Sole                  48
Dow Chem Co                      COM      260543103       0.75     18        SH                Sole                  18
EAGLE MATERIALS INC              COM      26969P108     703.58  5,797        SH                Sole                 407        5,390
eBay Inc.                        COM      278642103       1.32     32        SH                Sole                  32
Edwards AG Inc                   COM      281760108       1.18     27        SH                Sole                  27
ESCO TECHNOLOGIES INC            COM      296315104      33.80    675        SH                Sole                 675
ESTERLINE TECHNOLOGIES
 CORP                            COM      297425100      29.36    775        SH                Sole                 775
Exelon Corp                      COM      30161N101       0.53     10        SH                Sole                  10
Exxon Mobil Corp                 COM      30231G102       1.52     24        SH                Sole                  24
First Cash Finl Svcs Inc         COM      31942D107       1.00     38        SH                Sole                  38
FLORIDA ROCK INDS INC            COM      341140101     838.43 13,082        SH                Sole                 812       12,270
Forest Labs Inc                  COM      345838106       1.25     32        SH                Sole                  32
FORTUNE BRANDS INC               COM      349631101     688.38  8,464        SH                Sole                 505        7,959
FPL Group Inc                    COM      302571104       0.95     20        SH                Sole                  20
Franklin Res Inc                 COM      354613101       1.34     16        SH                Sole                  16
Fremont Gen Corp                 COM      357288109       1.07     49        SH                Sole                  49
GENENTECH INC                  COM NEW    368710406     512.84  6,090        SH                Sole                 625        5,465
General Dynamics Corp            COM      369550108       1.20     10        SH                Sole                  10
General Elec Co                  COM      369604103       1.21     36        SH                Sole                  36
GILEAD SCIENCES                  COM      375558103     499.55 10,245        SH                Sole                 120       10,125
GLOBAL PMTS INC                  COM      37940X102     653.24  8,405        SH                Sole                 630        7,775
GOOGLE INC                       CLA      38259P508     604.44  1,910        SH                Sole                 190        1,720
GTECH Holdings Corp.             COM      400518106       0.87     27        SH                Sole                  27
Hewlett Packard Co               COM      428236103       1.43     49        SH                Sole                  49
Home Depot Inc.                  COM      437076102       1.14     30        SH                Sole                  30
Hovnanian Enterprises Inc.       CLA      442487203       0.51     10        SH                Sole                  10
HUMANA INC                       COM      444859102      37.59    785        SH                Sole                 785
Hunt JB Trans Svcs Inc           COM      445658107       1.03     54        SH                Sole                  54
Hydril                           COM      448774109       0.55      8        SH                Sole                   8
Intel Corp                       COM      458140100       1.23     50        SH                Sole                  50
ITT Ind.                         COM      450911102     513.47  4,520        SH                Sole                 370        4,150
Ixia                             COM      45071R109       0.59     40        SH                Sole                  40
JACOBS ENGR GROUP INC DEL        COM      469814107     683.43 10,140        SH                Sole                 940        9,200
Johnson & Johnson                COM      478160104       1.20     19        SH                Sole                  19
Johnson Ctls Inc.                COM      478366107       1.18     19        SH                Sole                  19
Kos Pharmaceuticals Inc          COM      500648100       0.60      9        SH                Sole                   9
L-3 COMMUNICATIONS HLDGS
 INC                             COM      502424104     603.31  7,630        SH                Sole                 705        6,925
Linear Technology Corp           COM      535678106       1.24     33        SH                Sole                  33
LOEWS CORP                       COM      540424108      29.11    315        SH                Sole                 315
LONE STAR TECHNOLOGIES INC       COM      542312103     597.32 10,745        SH                Sole                 780        9,965
Lyondell Chemical Co             COM      552078107       0.49     17        SH                Sole                  17
Martin Marietta Matls Inc        COM      573284106       0.39      5        SH                Sole                   5
McDonalds Corp                   COM      580135101       1.17     35        SH                Sole                  35
Medtronic Inc                    COM      585055106       1.23     23        SH                Sole                  23
Microsoft Corp                   COM      594918104       1.24     48        SH                Sole                  48
Molecular Devices Corp           COM      60851C107       0.31     15        SH                Sole                  15
Motorola Inc                     COM      620076109       1.24     56        SH                Sole                  56
Movado Group Inc.                COM      624580106       0.52     28        SH                Sole                  28
New Jersey Res                   COM      646025106       0.46     10        SH                Sole                  10
NICE SYS LTD                SPONSORED ADR 653656108      36.61    810        SH                Sole                 810
NOBLE ENERGY INC                 COM      655044105      32.36    690        SH                Sole                 690
Norfolk Southern Corp            COM      655844108       1.22     30        SH                Sole                  30
NSTAR                            COM      67019E107       0.72     25        SH                Sole                  25
NVIDIA CORP                      COM      67066G104     640.35 18,680        SH                Sole               1,380       17,300
Occidental Pete Corp Del         COM      674599105       1.03     12        SH                Sole                  12
Omnicom Group Inc.               COM      681919106       1.25     15        SH                Sole                  15
Oracle Corp                      COM      68389X105       1.23     99        SH                Sole                  99
OSHKOSH TRUCK CORP               COM      688239201      38.80    899        SH                Sole                 899
Paccar Inc                       COM      693718108       1.22     18        SH                Sole                  18
Panera Bread Co.                 CLA      69840W108       0.61     12        SH                Sole                  12
Patterson-UTI Energy Inc.        COM      703481101       0.65     18        SH                Sole                  18
Paychex Inc                      COM      704326107       1.22     33        SH                Sole                  33
PEABODY ENERGY CORP              COM      704549104     485.02  5,750        SH                Sole                 765        4,985
PepsiCo Inc.                     COM      713448108       1.30     23        SH                Sole                  23
POGO PRODUCING CO                COM      730448107      35.07    595        SH                Sole                 595
PPL Corp                         COM      69351T106       0.94     29        SH                Sole                  29
PRECISION CASTPARTS CORP         COM      740189105      42.21    795        SH                Sole                 795
Price T Rowe Group Inc           COM      74144T108       0.65     10        SH                Sole                  10
QUESTAR CORP                     COM      748356102      41.42    470        SH                Sole                 470
Quiksilver Inc.                  COM      74838C106       0.62     43        SH                Sole                  43
ROCKWELL COLLINS INC             COM      774341101     555.43 11,495        SH                Sole                 920       10,575
Rofin Sinar Technologies
 Inc                             COM      775043102       1.06     28        SH                Sole                  28
ROPER INDS INC NEW               COM      776696106     647.69 16,485        SH                Sole               1,460       15,025
RPM Intl Inc                     COM      749685103       0.48     26        SH                Sole                  26
Ruddick Corp                     COM      781258108       0.23     10        SH                Sole                  10
Scientific Atlanta Inc           COM      808655104       0.86     23        SH                Sole                  23
SCOTTS MIRACLE GRO CO            CLA      810186106      41.77    475        SH                Sole                 475
SEARS HLDGS CORP                 COM      812350106     615.31  4,945        SH                Sole                 330        4,615
SkyWest Inc                      COM      830879102       0.86     32        SH                Sole                  32
SUNOCO INC                       COM      86764P109     815.63 10,430        SH                Sole                 660        9,770
TELEFLEX INC                     COM      879369106     503.02  7,135        SH                Sole                 610        6,525
Toll Brothers Inc.               COM      889478103       1.12     25        SH                Sole                  25
UnionBanCal Corp                 COM      908906100       1.19     17        SH                Sole                  17
UNITEDHEALTH GROUP INC           COM      91324P102     812.48 14,457        SH                Sole                 872       13,585
VALERO ENERGY CORP NEW           COM      91913Y100     631.78  5,588        SH                Sole                 468        5,120
Verizon Communications           COM      92343V104       1.18     36        SH                Sole                  36
Wachovia Corp 2nd New            COM      929903102       1.33     28        SH                Sole                  28
Wal Mart Stores Inc              COM      931142103       1.31     30        SH                Sole                  30
Walgreen Co.                     COM      931422109       1.30     30        SH                Sole                  30
Waters Corp                      COM      941848103       0.75     18        SH                Sole                  18
WebEx Communications Inc         COM      94767L109       0.59     24        SH                Sole                  24
WellPoint Inc                    COM      94973V107       1.36     18        SH                Sole                  18
Wells Fargo & Co New             COM      949746101       1.35     23        SH                Sole                  23
YPF SOCIEDAD ANONIMA        SPON ADR CLA  984245100      25.08    365        SH                Sole                 365
Zenith Natl Ins Corp             COM      989390109       1.00     16        SH                Sole                  16
                                            TOTAL     19343.20